SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Oct. 24, 2022	Mar. 31, 2022	Jan. 03, 2023	Sep. 30, 2022	Mar. 29, 2022	Mar. 22, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock stock split	we amended and restated our Certificate of Incorporation to 1) subject the Series D Preferred Stock to a 1-for-4 forward stock split, changing the stated value from $1.00 to $0.25 per share, and 2) subject the Series E Preferred Stock to a 1-for-3 forward stock split, changing the stated value from $2.00 to $0.667 per share
Authorized preferred shares				10,000,000				10,000,000
Authorized common shares				40,000,000				40,000,000	40,000,000
Common stock, shares issued				13,848,630				13,848,630	11,627,949
Common stock, shares outstanding				13,848,630				13,848,630	11,627,949
Issued preferred shares				5,641,002
Outstanding preferred shares				5,641,002
Series A Voting Shares				1,000
Registered [Member] | Two Independent Directors [Member]
Warrants were cancelled						1,800,000
Held warrants							600,000
Glucose Health, Inc [Member]
Preferred stock stock split	subject the Series D Preferred Stock to a 1-for-4 forward stock split and change the stated value of the Series D Preferred Stock to from $1.00 to $0.25 per share, and 2) subject the Series E Preferred Stock to a 1-for-3 forward stock split and change the stated value of the Series E Preferred Stock from $2.00 to $0.667 per share
Authorized preferred shares					10,000,000
Authorized common shares					40,000,000
Common stock, shares issued					13,848,630
Common stock, shares outstanding					13,848,630
Issued preferred shares				3,781,002	5,641,002
Outstanding preferred shares				3,781,002	5,641,002
Series A Voting Shares					1,000
Series E Preferred Stock [Member]
Authorized preferred shares				1,440,000				1,440,000	1,440,000
Issued preferred shares				1,440,000				1,440,000	0
Outstanding preferred shares				1,440,000				1,440,000	0
Series E Preferred Stock [Member] | Subsequent Events [Member]
Preferred Stock, shares			180,000
Converted common stock, shares			180,000
CEO/CFO [Member]
Potential bonuses		$ 24,000
Provides for quarterly payments		100,000
CEO/CFO [Member] | April 1, 2022 [Member]
Potential bonuses		24,000
Provides for quarterly payments		$ 100,000